General Information (Tables)	6 Months Ended
Jun. 30, 2017
General Information [Abstract]
Schedule Of Subsidiaries [Table Text Block]
a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Likiep Shipping Company Inc.	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	-
2	Orangina Inc.	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	-
3	Rongerik Shipping Company Inc.	Marshall Islands	Domingo	Marshall Islands	3,739	Mar-01	Feb-12	-
4	Dud Shipping Company Inc.	Marshall Islands	Pamina	Marshall Islands	5,042	May-05	Nov-14	-
5	Mago Shipping Company Inc.	Marshall Islands	New Jersey	Marshall Islands	4,923	Nov-06	Apr-15	-
Vessel Owning Subsidiaries - Post-Panamax Vessels
6	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	-
7	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
8	Delap Shipping Company Inc.	Marshall Islands	March	Marshall Islands	5,576	May-04	Sep-14	-
9	Jabor Shipping Company Inc.	Marshall Islands	Great	Marshall Islands	5,576	Apr-04	Oct-14	-
10	Meck Shipping Company Inc.	Marshall Islands	Rotterdam	Marshall Islands	6,494	Jul-08	Sep-15	-
11	Langor Shipping Company Inc.	Marshall Islands	Hamburg	Marshall Islands	6,494	Mar-09	Nov-15	-
Vessel Owning Subsidiaries - Sold Vessels
12	Lemongina Inc.	Marshall Islands	Garnet	Marshall Islands	4,729	Aug-95	Nov-12	Sep-15
13	Nauru Shipping Company Inc.	Marshall Islands	Hanjin Malta	Marshall Islands	4,024	Jan-93	Mar-13	Feb-16
14	Kapa Shipping Company Inc.	Marshall Islands	Angeles	Marshall Islands	4,923	Dec-06	Apr-15	Nov-16
15	Utirik Shipping Company Inc. (Note 5)	Marshall Islands	Doukato	Marshall Islands	3,739	Feb-02	Feb-12	Jun-17
Other Subsidiaries
16	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
17	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2017	2016
A	-	34%
B	14%	14%
C	-	22%
D	11%	-
E	14%	-
F	40%	-